UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-5238

        Nuveen New York Municipal Value Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            09/30

Date of reporting period:          06/30/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New York Municipal Value Fund, Inc. (NNY)

	June 30, 2005

Principal		Optional Call		Market

Amount (000)	Description	Provisions*	Ratings**	Value

	Consumer Staples - 3.4%

$ 460	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series	5/12 at 100.00	BBB	$ 473,193
	2002, 5.375%, 5/15/33

350	Erie County Tobacco Asset Securitization Corporation, New York, Senior Tobacco Settlement	7/10 at 101.00	BBB	370,552
	Asset-Backed Bonds, Series 2000, 6.000%, 7/15/20

	Monroe Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds,
	Series 2000:
150	6.000%, 6/01/15	6/10 at 101.00	BBB	161,201
655	6.150%, 6/01/25	6/10 at 101.00	BBB	693,475

485	New York Counties Tobacco Trust I, Tobacco Settlement Pass-Through Bonds, Series 2000, 5.800%,	6/10 at 101.00	BBB	501,010
	6/01/23

360	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001, 5.250%,	6/11 at 101.00	BBB	368,363
	6/01/25

1,000	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds,	7/09 at 101.00	BBB-	1,060,370
	Series 1999A, 6.500%, 7/15/27

275	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed	6/12 at 100.00	BBB	278,974
	Bonds, Series 2001A, 5.200%, 6/01/25

1,250	TSASC Inc., New York, Tobacco Flexible Amortization Bonds, Series 1999-1, 6.250%, 7/15/27	7/09 at 101.00	BBB	1,318,850

	Education and Civic Organizations - 7.8%

	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series 2000A:
600	5.700%, 10/01/20 - RAAI Insured	10/10 at 100.00	AA	656,922
750	5.750%, 10/01/30 - RAAI Insured	10/10 at 100.00	AA	824,430

2,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, American Museum of Natural	4/07 at 101.00	AAA	2,105,560
	History, Series 1997A, 5.650%, 4/01/27 - MBIA Insured

575	New York City Trust for Cultural Resources, New York, Revenue Bonds, Museum of American Folk Art,	7/10 at 101.00	A	630,022
	Series 2000, 6.000%, 7/01/22 - ACA Insured

245	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, St. Francis	10/14 at 100.00	A-	257,103
	College, Series 2004, 5.000%, 10/01/34

1,100	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, YMCA of	2/11 at 100.00	A-	1,157,222
	Greater New York, Series 2002, 5.250%, 8/01/21

	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue Bonds,
	City University System, Series 1993A:
1,000	5.750%, 7/01/18	No Opt. Call	AA-	1,181,110
1,400	6.000%, 7/01/20	No Opt. Call	AA-	1,707,356

315	Dormitory Authority of the State of New York, Revenue Bonds, City University of New York, Series	No Opt. Call	AAA	371,498
	2005A, 5.500%, 7/01/18 - FGIC Insured

750	Dormitory Authority of the State of New York, Revenue Bonds, Pratt Institute, Series 1999, 6.000%,	7/09 at 102.00	AA	835,958
	7/01/24 - RAAI Insured

1,250	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College, Series	7/09 at 101.00	AA	1,387,000
	1999, 6.250%, 7/01/29 - RAAI Insured

800	Dormitory Authority of the State of New York, Insured Revenue Bonds, D'Youville College, Series	7/11 at 102.00	AA	866,632
	2001, 5.250%, 7/01/20 - RAAI Insured

	Healthcare - 11.4%

490	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, Olean General Hospital,	8/08 at 102.00	AA	512,981
	Series 1998A, 5.250%, 8/01/23

290	Livingston County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Nicholas	7/10 at 100.00	BB	304,657
	H. Noyes Hospital, Series 2005, 6.000%, 7/01/30

760	Nassau County Industrial Development Agency, New York, Revenue Refunding Bonds, North Shore Health	No Opt. Call	A3	838,432
	System Obligated Group, Series 2001B, 5.875%, 11/01/11

500	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series	2/09 at 101.00	AAA	530,945
	1999A, 5.125%, 2/15/14 - AMBAC Insured

	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series
	2003A:
1,175	5.250%, 2/15/21 - AMBAC Insured	2/13 at 100.00	AAA	1,292,535
1,000	5.250%, 2/15/22 - AMBAC Insured	2/13 at 100.00	AAA	1,100,030

250	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten Island	7/12 at 101.00	B2	256,340
	University Hospital, Series 2002C, 6.450%, 7/01/32

500	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten Island	7/12 at 100.00	B2	508,225
	University Hospital, Series 2001B, 6.375%, 7/01/31

100	Dormitory Authority of the State of New York, Revenue Bonds, Nyack Hospital, Series 1996, 6.250%,	7/06 at 102.00	Ba3	100,357
	7/01/13

2,250	Dormitory Authority of the State of New York, FHA-Insured Mortgage Nursing Home Revenue Bonds,	2/07 at 102.00	AAA	2,387,182
	Rosalind and Joseph Gurwin Jewish Geriatric Center of Long Island, Series 1997, 5.700%, 2/01/37 -
	AMBAC Insured

250	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health, Series 2000C,	7/08 at 100.00	Ba1	253,620
	5.500%, 7/01/26 (WI, settling 7/01/05)

705	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	AAA	755,718
	Hospital, Series 2004, 5.000%, 8/01/29 - FGIC Insured

1,640	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital,	8/14 at 100.00	AAA	1,833,930
	Series 2004A, 5.250%, 8/15/15 - FSA Insured

500	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University	7/13 at 100.00	Baa1	529,670
	Hospital Association, Series 2003A, 5.500%, 7/01/32

500	Dormitory Authority of the State of New York, Revenue Bonds, South Nassau Communities Hospital,	7/13 at 100.00	Baa1	534,850
	Series 2003B, 5.500%, 7/01/23

1,000	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated	7/10 at 101.00	Ba1	1,069,820
	Group, Series 2000A, 6.500%, 7/01/25

1,250	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long	7/10 at 101.00	Baa1	1,394,950
	Island Obligated Group, St. Catherine of Siena Medical Center, Series 2000A, 6.500%, 7/01/20

1,795	New York State Medical Care Facilities Finance Agency, FHA-Insured Hospital and Nursing Home	8/05 at 102.00	AAA	1,837,936
	Revenue Bonds, Series 1995B, 6.250%, 2/15/15

1,035	Newark-Wayne Community Hospital, New York, Hospital Revenue Refunding and Improvement Bonds, Series	9/05 at 100.00	N/R	1,031,947
	1993A, 7.600%, 9/01/15

500	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John's Riverside Hospital,	7/11 at 101.00	BB	518,890
	Series 2001A, 7.125%, 7/01/31

	Housing/Multifamily - 3.5%

400	East Syracuse Housing Authority, New York, FHA-Insured Section 8 Assisted Revenue Refunding Bonds,	4/10 at 102.00	AAA	437,836
	Bennet Project, Series 2001A, 6.700%, 4/01/21

	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series
	2001A:
1,000	5.400%, 11/01/21	5/11 at 101.00	AA	1,055,640
1,000	5.500%, 11/01/31	5/11 at 101.00	AA	1,045,650
1,000	5.600%, 11/01/42	5/11 at 101.00	AA	1,045,020

440	New York State Housing Finance Agency, Secured Mortgage Program Multifamily Housing Revenue Bonds,	8/11 at 100.00	Aa1	465,947
	Series 2001E, 5.600%, 8/15/20 (Alternative Minimum Tax)

1,275	Westchester County Industrial Development Agency, New York, GNMA Collateralized Mortgage Loan	8/11 at 102.00	Aaa	1,385,147
	Revenue Bonds, Living Independently for the Elderly Inc., Series 2001A, 5.375%, 8/20/21

	Housing/Single Family - 3.1%

3,750	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 73A, 5.250%, 10/01/17	9/08 at 101.00	Aa1	3,871,838
	(Alternative Minimum Tax)

840	New York State Mortgage Agency, Mortgage Revenue Bonds, Thirty-Third Series A, 4.750%, 4/01/23	4/13 at 101.00	Aaa	858,043
	(Alternative Minimum Tax)

	Long-Term Care - 13.8%

1,000	Babylon Industrial Development Agency, New York, Revenue Bonds, WSNCHS East Inc., Series 2000B,	8/09 at 101.00	AAA	1,110,730
	6.000%, 8/01/24 - MBIA Insured

2,015	East Rochester Housing Authority, New York, FHA-Insured Mortgage Revenue Bonds, St. John's Meadows	8/07 at 102.00	AAA	2,162,941
	Project, Series 1997A, 5.750%, 8/01/37 - MBIA Insured

3,125	East Rochester Housing Authority, New York, FHA-Insured Mortgage Revenue Bonds, St. John's Meadows	8/08 at 101.00	AAA	3,203,781
	Project, Series 1998A, 5.250%, 8/01/38

525	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs	7/10 at 102.00	N/R	570,208
	Facilities Pooled Program, Series 2000, 8.125%, 7/01/19

530	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs	7/11 at 101.00	N/R	560,480
	Facilities Pooled Program, Series 2001A-1, 7.250%, 7/01/16

3,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Nursing Home Revenue Bonds,	2/07 at 102.00	AA	3,185,430
	Hebrew Home for the Aged at Riverdale, Series 1997, 6.125%, 2/01/37

1,915	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, German Masonic	8/06 at 102.00	AA-	1,995,487
	Home Corporation, Series 1996, 5.950%, 8/01/26

3,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, W.K. Nursing Home	8/06 at 102.00	AAA	3,153,750
	Corporation, Series 1996, 6.125%, 2/01/36

1,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Nursing Home Revenue Bonds, Eger	2/08 at 102.00	AAA	1,042,870
	Healthcare Center of Staten Island, Series 1998, 5.100%, 2/01/28

1,000	Dormitory Authority of the State of New York, Revenue Bonds, Concord Nursing Home Inc., Series	7/10 at 101.00	Aa3	1,104,500
	2000, 6.500%, 7/01/29

3,000	Syracuse Housing Authority, New York, FHA-Insured Mortgage Revenue Bonds, Loretto Rest Residential	2/08 at 102.00	AAA	3,190,980
	Healthcare Facility, Series 1997A, 5.600%, 8/01/17

	Tax Obligation/General - 3.2%

825	New York City, New York, General Obligation Bonds, Fiscal Series 2004B, 5.250%, 8/01/15	8/14 at 100.00	A+	916,361

750	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/16	8/14 at 100.00	A+	829,808

	New York City, New York, General Obligation Bonds, Fiscal Series 2005O:
1,000	5.000%, 6/01/17 - FSA Insured	6/15 at 100.00	AAA	1,107,530
1,000	5.000%, 6/01/18 - FSA Insured	6/15 at 100.00	AAA	1,102,280

400	New York City, New York, General Obligation Bonds, Fiscal Series 2005P, 5.000%, 8/01/18 - MBIA	8/15 at 100.00	AAA	441,480
	Insured

550	Northern Mariana Islands, General Obligation Bonds, Series 2000A, 6.000%, 6/01/20 - ACA Insured	6/10 at 100.00	A	589,149

	Tax Obligation/Limited - 21.4%

1,000	Battery Park City Authority, New York, Senior Revenue Bonds, Series 2003A, 5.250%, 11/01/21	11/13 at 100.00	AAA	1,115,580

350	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City	5/14 at 100.00	AAA	402,927
	School District, Series 2004, 5.750%, 5/01/26 - FSA Insured

1,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series	7/12 at 100.00	AA-	1,064,290
	2002A, 5.125%, 1/01/29

	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A:
2,000	5.250%, 11/15/25 - FSA Insured	11/12 at 100.00	AAA	2,179,540
1,000	5.000%, 11/15/30	11/12 at 100.00	AA-	1,052,510

560	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003, 5.500%,	1/13 at 102.00	BBB	590,985
	1/01/34

1,330	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series	2/13 at 100.00	AAA	1,414,894
	2003E, 5.000%, 2/01/23

	Dormitory Authority of the State of New York, Department of Health Revenue Bonds, Series 2005A:
395	5.250%, 7/01/24 - CIFG Insured	7/15 at 100.00	AAA	436,234
250	5.000%, 7/01/25 - CIFG Insured	7/15 at 100.00	AAA	267,358

105	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services	2/06 at 102.00	AAA	108,570
	Facilities, Series 1996B, 5.375%, 2/15/26 - FSA Insured

1,000	New York State Environmental Facilities Corporation, Infrastructure Revenue Bonds, Series 2003A,	3/14 at 100.00	AA-	1,074,770
	5.000%, 3/15/21

140	New York State Housing Finance Agency, Suffolk County, H.E.L.P. Secured Loan Rental Housing Revenue	No Opt. Call	Baa1	143,678
	Bonds, Series 1989A, 8.100%, 11/01/05

1,810	Dormitory Authority of the State of New York, Service Contract Bonds, Child Care Facilities	4/12 at 100.00	AA-	1,973,208
	Development Program, Series 2002, 5.375%, 4/01/16

1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2004,	4/14 at 100.00	AAA	1,085,100
	5.000%, 4/01/20 - MBIA Insured

1,270	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2004B, 5.250%,	No Opt. Call	AAA	1,419,568
	4/01/12 - AMBAC Insured

1,620	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2002A, 5.125%,	3/12 at 100.00	AA	1,736,543
	3/15/21

1,000	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2005A, 5.000%,	3/15 at 100.00	AAA	1,092,790
	3/15/20 (WI, settling 7/14/05) - FSA Insured

600	New York State Urban Development Corporation, Special Project Revenue Bonds, University Facilities	No Opt. Call	AA-	725,544
	Grants, Series 1995, 5.875%, 1/01/21

1,750	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional and	No Opt. Call	AA-	1,926,103
	Youth Facilities, Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)

	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
1,000	5.000%, 10/15/24 - MBIA Insured	10/14 at 100.00	AAA	1,081,350
740	5.000%, 10/15/25 - MBIA Insured	10/14 at 100.00	AAA	799,000
550	5.000%, 10/15/26 - MBIA Insured	10/14 at 100.00	AAA	594,743
1,510	5.000%, 10/15/29 - AMBAC Insured	10/14 at 100.00	AAA	1,630,392

1,230	Suffolk County Judicial Facilities Agency, New York, Service Agreement Revenue Bonds, John P.	10/09 at 101.00	AAA	1,334,218
	Colahan Court Complex, Series 1999, 5.000%, 4/15/16 - AMBAC Insured

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State
	Contingency Contract-Backed Bonds, Series 2003A-1:
500	5.250%, 6/01/20 - AMBAC Insured	6/13 at 100.00	AAA	550,065
2,000	5.250%, 6/01/22 - AMBAC Insured	6/13 at 100.00	AAA	2,185,940

1,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State	6/13 at 100.00	AA-	1,109,160
	Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21

75	Triborough Bridge and Tunnel Authority, New York, Convention Center Bonds, Series 1990E, 7.250%,	No Opt. Call	AA-	82,982
	1/01/10

1,500	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.500%,	10/10 at 101.00	BBB	1,711,095
	10/01/24

	Yonkers Industrial Development Agency, New York, Revenue Bonds, Community Development Properties -
	Yonkers Inc. Project, Series 2001A:
500	6.250%, 2/01/16	2/11 at 100.00	BBB-	548,200
1,120	6.625%, 2/01/26	2/11 at 100.00	BBB-	1,239,258

	Transportation - 8.1%

400	Albany Parking Authority, New York, Revenue Bonds, Series 2001A, 5.625%, 7/15/25	7/11 at 101.00	BBB+	431,352

1,000	Buffalo and Fort Erie Public Bridge Authority, New York, Revenue Bonds, Series 1995, 5.750%,	7/05 at 101.00	AAA	1,012,260
	1/01/25 - MBIA Insured

500	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series	11/12 at 100.00	AAA	564,310
	2002A, 5.500%, 11/15/19 - AMBAC Insured

780	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005A,	11/15 at 100.00	AAA	839,826
	5.000%, 11/15/33 - AMBAC Insured

1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005B,	11/15 at 100.00	AAA	1,077,580
	5.000%, 11/15/35 (WI, settling 7/01/05) - MBIA Insured

1,100	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British	12/08 at 102.00	Ba2	985,699
	Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)

1,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	8/12 at 101.00	CCC	954,380
	Airport - American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)

500	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/30 - AMBAC	1/15 at 100.00	AAA	536,955
	Insured

500	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara International	4/09 at 101.00	AAA	539,680
	Airport, Series 1999A, 5.625%, 4/01/29 (Alternative Minimum Tax) - MBIA Insured

1,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series	6/15 at 101.00	AAA	1,077,280
	2005, 5.000%, 12/01/28 (DD, settling 7/01/05) - XLCA Insured

2,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding Bonds, Series	11/12 at 100.00	Aa2	2,682,950
	2002B, 5.000%, 11/15/21

	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue
	Refunding Bonds, Series 2002E:
780	5.500%, 11/15/20 - MBIA Insured	No Opt. Call	AAA	928,762
800	5.250%, 11/15/22 - MBIA Insured	11/12 at 100.00	AAA	879,904

	U.S. Guaranteed *** - 10.4%

2,250	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series 1997B,	7/07 at 102.00	AAA	2,380,680
	5.000%, 7/01/20 - AMBAC Insured

20	New York City, New York, General Obligation Bonds, Fiscal Series 1997G, 6.000%, 10/15/26	10/07 at 101.00	Aaa	21,663
	(Pre-refunded to 10/15/07)

1,690	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds, Series	7/15 at 100.00	AAA	1,811,629
	2005A, 5.000%, 7/01/25 - FGIC Insured

85	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/10 at 101.00	AAA	97,831
	Fiscal Series 2000B, 6.100%, 6/15/31 (Pre-refunded to 6/15/10) - MBIA Insured

3,500	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk	No Opt. Call	AAA	4,274,550
	County Issue, Series 1986, 7.375%, 7/01/16

25	Dormitory Authority of the State of New York, Suffolk County, Lease Revenue Bonds, Judicial	10/05 at 114.14	Baa1***	35,760
	Facilities, Series 1991A, 9.500%, 4/15/14

600	Dormitory Authority of the State of New York, Revenue Bonds, State Personal Income Tax, Series	3/13 at 100.00	AA***	683,700
	2003A, 5.375%, 3/15/22 (Pre-refunded to 3/15/13)

1,000	Niagara Falls, Niagara County, New York, General Obligation Water Treatment Plant Bonds, Series	No Opt. Call	AAA	1,207,470
	1994, 7.250%, 11/01/11 (Alternative Minimum Tax) - MBIA Insured

750	Niagara Falls City School District, Niagara County, New York, Certificates of Participation, High	6/09 at 101.00	BBB-***	855,270
	School Facility, Series 2000, 6.625%, 6/15/28 (Pre-refunded to 6/15/09)

2,600	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 1999B,	1/22 at 100.00	AAA	3,082,430
	5.500%, 1/01/30 (Pre-refunded to 1/01/22)

1,250	Westchester Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed	7/10 at 101.00	BBB***	1,471,675
	Bonds, Series 1999, 6.750%, 7/15/29 (Pre-refunded to 7/15/10)

	Utilities - 8.8%

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A:
150	5.125%, 12/01/22 - FSA Insured	6/08 at 101.00	AAA	158,532
2,500	5.250%, 12/01/26	6/08 at 101.00	A-	2,634,725

2,330	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	A-	2,544,057
	5.375%, 9/01/21

750	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001L,	5/11 at 100.00	A-	798,420
	5.375%, 5/01/33

1,000	New York City Industrial Development Agency, New York, Revenue Bonds, Brooklyn Navy Yard	10/08 at 102.00	BBB-	1,001,060
	Cogeneration Partners LP, Series 1997, 5.750%, 10/01/36 (Alternative Minimum Tax)

1,500	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, New York	3/08 at 101.50	AAA	1,531,875
	State Electric and Gas Corporation, Series 2005A, 4.100%, 3/15/15 - MBIA Insured

1,500	New York State Power Authority, General Revenue Bonds, Series 2000A, 5.250%, 11/15/40	11/10 at 100.00	Aa2	1,619,910

500	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue	11/11 at 101.00	Baa3	540,635
	Bonds, American Ref-Fuel Company of Niagara LP, Series 2001A, 5.450%, 11/15/26 (Alternative
	Minimum Tax) (Mandatory put 11/15/12)

250	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue	11/11 at 101.00	Baa3	271,970
	Bonds, American Ref-Fuel Company of Niagara LP, Series 2001C, 5.625%, 11/15/24 (Alternative
	Minimum Tax) (Mandatory put 11/15/14)

750	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/35 - FGIC	7/15 at 100.00	AAA	810,368
	Insured

	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration
	Partners Facility, Series 1998:
1,000	5.300%, 1/01/13 (Alternative Minimum Tax)	1/09 at 101.00	N/R	1,011,880
575	5.500%, 1/01/23 (Alternative Minimum Tax)	1/09 at 101.00	N/R	580,670

	Water and Sewer - 3.7%

300	Monroe County Water Authority, New York, Water System Revenue Bonds, Series 2001, 5.150%, 8/01/22	8/11 at 101.00	AA	321,609

1,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/09 at 101.00	AAA	1,085,350
	Fiscal Series 2000A, 5.500%, 6/15/32 - FGIC Insured

1,250	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/10 at 101.00	AA+	1,365,638
	Fiscal Series 2001A, 5.500%, 6/15/33

1,500	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/11 at 101.00	AA+	1,678,693
	Fiscal Series 2001D, 5.500%, 6/15/17

415	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/10 at 101.00	AAA	472,062
	Fiscal Series 2000B, 6.100%, 6/15/31 - MBIA Insured

740	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/12 at 100.00	AA+	823,331
	Fiscal Series 2003A, 5.375%, 6/15/19

$ 140,145	Total Long-Term Investments (cost $141,475,964) - 98.6%	151,593,678

	Other Assets Less Liabilities - 1.4%	2,096,323

	Net Assets Applicable - 100%	$153,690,001

*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There
	may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency
	securities which ensures the timely payment of principal and interest. Such securities are normally considered
	to be equivalent to AAA rated securities.
N/R	Investment is not rated.
(DD)	Security purchased on a delayed delivery basis.
(WI)	Security purchased on a when-issued basis.
	Income Tax Information
	The following information is presented on an income tax basis. Differences between amounts for financial statement
	and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market
	discount securities and timing differences in recognizing certain gains and losses on investment transactions.

	At June 30, 2005, the cost of investments was $141,249,557.

	Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2005, were as
	follows:

	Gross unrealized:
	Appreciation	$10,471,947
	Depreciation	(127,826)

	Net unrealized appreciation of investments	$10,344,121

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New York Municipal Value Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         08/26/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         08/26/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         08/26/05

* Print the name and title of each signing officer under his or her signature.